U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of issuer:

       DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
       200 Park Avenue
       New York, NY  10166

2.   Name of each series or class of funds for which this notice is filed:

       Dreyfus Intermediate Term Income Fund and
       Dreyfus Short Term Income Fund

3.   Investment Company Act File Number:  811-6718

     Securities Act File Number:  33-48926

4.   Last day of fiscal year for which this notice is filed:

       July 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                            NOT APPLICABLE

7. Number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       Dreyfus Intermediate Term Income Fund:  None
              Dreyfus Short Term Income Fund:  6,589,464

8. Number of securities registered during the fiscal year other than pursuant to rule 24f-2:

       Dreyfus Intermediate Term Income Fund:  None
              Dreyfus Short Term Income Fund:  1,750,125

9.   Number and aggregate sale price of securities sold during the fiscal year:
                                          NUMBER       SALE PRICE
        Dreyfus Intermediate
                  Term Income Fund:     1,461,145     $ 18,342,172

    Dreyfus Short Term Income Fund:    15,998,711     $191,080,857

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                          NUMBER       SALE PRICE
        Dreyfus Intermediate
                  Term Income Fund:     1,461,145     $ 18,342,172

    Dreyfus Short Term Income Fund:     7,659,122     $ 91,476,844

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                          NUMBER       SALE PRICE
        Dreyfus Intermediate
                  Term Income Fund:        N/A            N/A

    Dreyfus Short Term Income Fund:        N/A            N/A

12.  Calculation of registration fee:

     DREYFUS INTERMEDIATE TERM INCOME FUND

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $18,342,172
                                                             ----------------

   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 10,796,804
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $ 7,545,368
                                                             ----------------
   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $2,286.48
                                                            ================

     DREYFUS SHORT TERM INCOME FUND

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $ 91,476,844
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                            ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 104,794,887
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +     N/A
                                                             ----------------
   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $   - 0 -
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $ - 0 -
                                                             ================

          TOTAL FEE DUE BOTH SERIES                           $2,286.48
                                                             ================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depo-sitory as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: On or about September 25, 1997

                                 SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*
                               /s/ Elizabeth A. Keeley
                               Elizabeth A. Keeley, Vice President


     Date: Septemver 29, 1997


* Please print the name and title of the signing officer below the signature.